Redeemable convertible preferred shares - Series D preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 30, 2014	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Redeemable convertible preferred shares
Proceeds from issuance of shares					$ 20,000
Conversion of preferred shares to Class A ordinary shares (in shares)			742,320
Series D Preferred Stock
Redeemable convertible preferred shares
Proceeds from issuance of shares		$ 48,000
Shares issued (in shares)		2,493,018
Price per share		$ 19.25
Conversion of preferred shares to Class A ordinary shares (in shares)	2,493,018
Series D Preferred Stock | Billing requirement of 85,000
Redeemable convertible preferred shares
Proceeds from issuance of shares				$ 0
Shares issued (in shares)				0
Obligation fair value			$ 85,000	$ 85,000